Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 6 - Derivative Liabilities

The PPO Warrants and Broker Warrants issued by the Company, and described in Note 7, qualified for derivative classification due to the price protection provisions on the exercise price. The initial fair value of these liabilities was recorded as an increase to derivative liabilities and a decrease in additional paid in capital as the warrants were issued in connection with the Company's private placement offering, for which closings occurred on January 28, 2014, March 14, 2014, and March 28, 2014 (the "2014 PPO").

In addition to the PPO Warrants, the Company has outstanding Broker Warrants to purchase an aggregate of 968,034 shares of the Company's Common Stock comprised of warrants issued to the placement agent and its sub-agents in the Company's 2014 PPO.

On March 9, 2015, the Company commenced an offer to amend and exercise the 2014 PPO Warrants to purchase an aggregate of 9,680,355 shares of its Common Stock (the "Offer to Amend and Exercise").

Pursuant to the Offer to Amend and Exercise, for those who elected to participate, the PPO Warrants would be amended (the "Amended Warrants" ) to: (i) reduce the exercise price of the PPO Warrants from $2.00 per share to $0.50 per share of Common Stock in cash, (ii) shorten the exercise period so that the Amended Warrants would expire concurrently with the expiration of the Offer to Amend and Exercise on April 6, 2015 (the "Expiration Date"), and (iii) eliminate the anti-dilution provisions contained in the PPO Warrants.

Regardless of whether a holder chose to participate in the Offer to Amend and Exercise, the holders were asked to consent to the amendment to the PPO Warrants to remove the anti-dilution provisions contained in the outstanding PPO Warrants (the "Anti-Dilution Amendment").

Holders were given the opportunity to elect to participate in the Offer to Amend and Exercise with respect to some, all or none of their PPO Warrants. If a holder chose not to participate in the Offer to Amend and Exercise, the holder's PPO Warrants would remain in full force and effect, as originally issued with an exercise price of $2.00 per share, and would retain in all respects their original terms and provisions.

On April 6, 2015, the Company consummated the Offer to Amend and Exercise the PPO Warrants. Pursuant to the Offer to Amend and Exercise, PPO Warrants to purchase an aggregate of 6,467,004 shares of Common Stock at an exercise price of $0.50 per share were tendered by their holders and were amended and exercised in connection therewith for gross proceeds to the Company of $3,233,502 (before deducting placement agent fees and expenses of the Offer to Amend and Exercise of approximately $417,000).

Effective on or prior to April 6, 2015, the Company and the holders of (a) 1,475,010 PPO Warrants, that chose not to participate in the Offer to Amend and Exercise ("Non-Participating Original Warrants"), and (b) all 968,300 Broker Warrants, approved an amendment to remove the price-based anti-dilution provisions in their warrants. As a result, the price-based anti-dilution provisions contained in these Non-Participating Original Warrants and Broker Warrants have been removed and were of no further force or effect as of April 6, 2015.

The warrant agent for the Offer to Amend and Exercise (the "Warrant Agent") was paid an aggregate commission of approximately $323,350 and was issued warrants to purchase an aggregate of 646,700 shares of the Company's Common Stock at an exercise price of $0.50 per share for a term of five (5) years ("Warrant Agent Warrants").

Certain securities the Company issued in the 2014 PPO have price-based anti-dilution protection, if, within twenty-four (24) months after the final closing of the 2014 PPO, the Company issues additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions) for a consideration per share less than $1.00. Of the 9,680,355 original PPO Warrants, 1,738,341 still remain with these priced-based anti-dilution rights. With the consummation of the Offer to Amend and Exercise the PPO Warrants and the issuance of the Warrant Agent Warrants, the anti-dilution provisions were triggered and the non-participating warrant holders received, or are entitled to receive, (i) a reduction in the price of their PPO Warrants from $2.00 per share to $1.77 per share, (ii) an aggregate of 223,211 additional shares of Common Stock, and (iii) an aggregate of 223,211 additional warrants to purchase shares of Common Stock of the Company at an exercise price of $1.77 per share with terms identical to those of the original PPO Warrants.

The Company revalued the PPO Warrants and Broker Warrants on April 6, 2015, immediately prior to the Offer to Amend and Exercise, which resulted in a change in fair value recorded in other income (expense) in the condensed consolidated statement of operations. The Company applied extinguishment accounting and calculated the fair value of the consideration provided to extinguish the derivative liabilities including the modification of the warrants which resulted in a loss on extinguishment of derivative liabilities aggregating $464,686, which is included in other income (expenses) on the condensed consolidated statement of operations.

The table below sets forth a summary of changes in the fair value of the Company's Level 3 financial liabilities for the period ended September 30, 2015.

September 30, 2015

Balance at the beginning of year	$3,800,229

Addition of new derivative liabilities	68,091

Change in fair value of warrants	(1,870,880)

Extinguishment of derivative liabilities	(1,378,374)

Balance at the end of the period	$619,066

The Company uses Level 3 inputs for its valuation methodology for the warrant derivative liabilities as their fair values were determined using the Black-Scholes option pricing model based on various assumptions. The model incorporates the price of a share of the Company's Common Stock, volatility, risk free rate, dividend rate and estimated life. Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. Prior to May 2015, the expected volatility used in the valuation of the derivatives was based on historical volatility of publicly traded peer companies due to the limited trading history of the Company's Common Stock. During the second quarter of 2015, the expected stock price volatility for the Company's derivatives is based on the historical volatility since the date of the Company's 2014 PPO. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The weighted average per-share fair value of each Common Stock warrant of $0.357, $0.164 and $0.319 was determined at December 31, 2014, April 6, 2015 and September 30, 2015, respectively using the Black-Scholes pricing model using the following weighted average assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At December 31, 2014	65.70%	1.65%	0%	4.15
At April 6, 2015	65.22%	1.37%	0%	4.00
At September 30, 2015	111.24%	1.37%	0%	3.53

The PPO and agent warrants described in Note 8 qualify for derivative classification due to the price protection provisions on the exercise price. The initial fair value of these liabilities was recorded as an increase to derivative liabilities and a decrease in additional paid in capital as the warrants were issued in connection with the closings under the private placement offerings. The fair value of these liabilities will be re-measured at the end of every reporting period and the change in fair value will be reported in the statement of operations as a gain or loss on derivative financial instruments included in other income or expenses.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the period ended December 31, 2014.

December 31, 2014

Balance at the beginning of period	$-

Addition of new derivative liabilities (warrants)	4,521,063

Change in fair value of warrants	(720,834)

Balance at the end of the period	$3,800,229

The Company uses Level 3 inputs for its valuation methodology for the warrant derivative liabilities as their fair values were determined using the Black-Scholes option pricing model based on various assumptions. The model incorporates the price of a share of the Company’s common stock, volatility, risk free rate, dividend rate and estimated life. Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The weighted average per-share fair value of each common stock Warrant of $0.425 and $0.357 was determined on the date of grant and at December 31, 2014, respectively, using the Black-Scholes pricing model using the following weighted average assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At issuance	67.62%	1.59%	0%	5.00%
At December 31, 2014	65.70%	1.65%	0%	4.15%